Liquidity, Going Concern and Other Uncertainties - Additional Information (Details) - USD ($)		1 Months Ended			12 Months Ended
	Mar. 10, 2023	Mar. 16, 2023	Feb. 28, 2023	Jun. 30, 2022	Apr. 30, 2022	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022	Oct. 31, 2021	Apr. 30, 2021	Apr. 30, 2020
Unusual Risk or Uncertainty [Line Items]
Accumulated deficit					$ (54,402,908)	$ (59,124,837)				$ (49,574,648)
Net proceeds from completion of initial public offering				$ 5,200,000
Promissory notes issued					6,071,807	1,130,000				2,880,200
Stockholders equity (deficit)					(6,055,797)	(257,912)	$ 1,082,676	$ (4,101,797)	$ (3,442,185)	(1,909,590)	$ 315,551
$1M Notes
Unusual Risk or Uncertainty [Line Items]
Promissory notes issued					$ 1,000,000	1,000,000				1,000,000
Maturity date month and year					2023-09
Subsequent Event | Purchase Agreement And Registration Rights Agreement
Unusual Risk or Uncertainty [Line Items]
Term of purchases agreement	36 months	36 months
Amount of equity line drawn		$ 0
Bridge Warrants
Unusual Risk or Uncertainty [Line Items]
Stock issued exercise of warrants, value			$ 1,300,000
Common Stock
Unusual Risk or Uncertainty [Line Items]
Stockholders equity (deficit)					$ 3,323	$ 8,349	$ 8,210	$ 3,323	$ 3,313	$ 3,313	$ 3,313
Common Stock | Subsequent Event | Maximum | Purchase Agreement And Registration Rights Agreement
Unusual Risk or Uncertainty [Line Items]
Sale of common stock		$ 15,000,000